SHARE-BASED COMPENSATION (Schedule of Stock Option Activity) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) ₪ / shares shares	Dec. 31, 2021 USD ($) ₪ / shares shares	Dec. 31, 2020 USD ($) ₪ / shares shares
Number of options
Outstanding at the beginning of the year		145,895	54,516	27,456
Granted		58,239	99,935	30,832
Exercised		0	(350)
Forfeited		(12,242)	(8,206)	(3,772)
Outstanding at the end of the year		191,892	145,895	54,516
Exercisable at the end of the year		55,259	27,037	15,486
Weighted average of exercise price
Outstanding at the beginning of the year | ₪ / shares		₪ 48.2	₪ 95.3	₪ 204.8
Granted | ₪ / shares		7.75	26	10.4
Exercised | ₪ / shares		0	12
Forfeited | ₪ / shares		59.07	92.9	196.6
Outstanding at the end of the year | ₪ / shares		35.35	48.2	95.3
Exercisable at the end of the year | ₪ / shares		₪ 79.79	₪ 154.3	₪ 282.8
Weighted average remaining contractual life
Outstanding at the beginning of the year		9 years 1 month 17 days	8 years 8 months 26 days	8 years 3 months 18 days
Outstanding at the end of the year		8 years 7 months 2 days	9 years 1 month 17 days	8 years 8 months 26 days
Exercisable at the end of the year		7 years 4 months 20 days	7 years 10 days	7 years
Aggregate intrinsic value
Outstanding at the beginning of the year | $	[1]	₪ 0	₪ 0	₪ 0
Outstanding at the end of the year | $	[1]	0	0	0
Exercisable at the end of the year | $	[1]	₪ 0	₪ 0	₪ 0
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested at beginning of year		16,628	3,637	4,985
Granted		10,050	15,000	0
Vested		(4,374)	(1,764)	(1,258)
Forfeited		(2,601)	(245)	(90)
Unvested at end of year		19,703	16,628	3,637

[1]	As of December 31, 2022, all the outstanding options in the amount of 191,892 with an average exercise price $35.35 are out of the money.